Share based compensation - Compensation expense recognized (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Share based compensation
Total compensation expense recognized			¥ 524,553		¥ 163,481	¥ 11,410
Research and development expenses
Share based compensation
Total compensation expense recognized			42,986		80,872	6,501
Selling and marketing expenses
Share based compensation
Total compensation expense recognized			8,297		7,321	723
General and administrative expenses
Share based compensation
Total compensation expense recognized			473,270		68,764	¥ 4,186
2021 Option Plan
Share based compensation
Total compensation expense recognized	¥ 169		201,098
2021 Option Plan | Research and development expenses
Share based compensation
Total compensation expense recognized	84		93,824
2021 Option Plan | Selling and marketing expenses
Share based compensation
Total compensation expense recognized	392		8,554
2021 Option Plan | General and administrative expenses
Share based compensation
Total compensation expense recognized	(307)		¥ 98,720
RSU
Share based compensation
Total compensation expense recognized	52,057	¥ 195,037
RSU | Research and development expenses
Share based compensation
Total compensation expense recognized	19,577	23,492
RSU | Selling and marketing expenses
Share based compensation
Total compensation expense recognized	4,547	3,969
RSU | General and administrative expenses
Share based compensation
Total compensation expense recognized	¥ 27,933	¥ 167,576
RSU | 2021 Option Plan
Share based compensation
Total compensation expense recognized				$ 16,311	¥ 105,211